Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Provision [Abstract]
Components of deferred tax assets

	December 31, 2011	December 31, 2010
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	550,920	498,048

Less valuation allowance	(550,920)	(498,048)

Deferred tax assets, net of valuation allowance	$-	$-

Reconciliation of federal statutory and effective income tax rate

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%